Restricted and Performance Stock Unit Activity (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	13,903	15,007	16,193
Granted	4,409	4,958	5,278
Payments	(4,890)	(5,911)	(6,202)
Cancelled/Forfeited	(114)	(151)	(262)
Ending Balance	13,308	13,903	15,007
Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	17,203	19,966	23,724
Granted	6,391	7,044	7,359
Payments	(4,702)	(6,732)	(9,153)
Cancelled/Forfeited	(1,143)	(3,075)	(1,964)
Adjustments	170
Ending Balance	17,919	17,203	19,966